Expense Example - Hartford Core Equity Fund	Class A Year 1	Class A Year 3	Class A Year 5	Class A Year 10	Class T Year 1	Class T Year 3	Class T Year 5	Class T Year 10	Class C Year 1	Class C Year 3	Class C Year 5	Class C Year 10	Class I Year 1	Class I Year 3	Class I Year 5	Class I Year 10	Class R3 Year 1	Class R3 Year 3	Class R3 Year 5	Class R3 Year 10	Class R4 Year 1	Class R4 Year 3	Class R4 Year 5	Class R4 Year 10	Class R5 Year 1	Class R5 Year 3	Class R5 Year 5	Class R5 Year 10	Class R6 Year 1	Class R6 Year 3	Class R6 Year 5	Class R6 Year 10	Class Y Year 1	Class Y Year 3	Class Y Year 5	Class Y Year 10	Class F Year 1	Class F Year 3	Class F Year 5	Class F Year 10
USD ($)	620	771	934	1,407	323	478	646	1,134	250	465	803	1,757	47	148	258	579	109	340	590	1,306	80	249	433	966	49	154	269	604	39	122	213	480	47	152	267	602	39	122	213	480